CAPITAL AND RESERVES (Details) - Option Not Issued Under The Groups Incentive Plan	12 Months Ended
Dec. 31, 2023 $ / shares shares
Statement [Line Items]
Number of options, Beginning Balance | shares	94,000
Number of options, Expired | shares	(56,400)
Number of options, Ending Balance | shares	37,600
Weighted average exercise price, Beginning Balance | $ / shares	$ 0.36
Weighted average exercise price, Expired | $ / shares	0.40
Weighted average exercise price, Ending Balance | $ / shares	$ 0.29